Financial instruments - Renegotiated Portfolio and Impairment Provision for Doubtful Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial instruments [Line Items]
Total Gross Book Value	$ 907,181	$ 1,087,420
Trade receivables due from related parties
Financial instruments [Line Items]
Total Gross Book Value	44,053	83,000
Impairment Estimate	$ 800	$ 1,378
Current
Financial instruments [Line Items]
Expected Loss Rate on	0.00%	0.00%
Total Gross Book Value	$ 758,781	$ 968,129
Impairment Estimate	$ 1,007	$ 948
1 to 30 days
Financial instruments [Line Items]
Expected Loss Rate on	2.00%	1.00%
Total Gross Book Value	$ 18,732	$ 30,187
Impairment Estimate	$ 422	$ 391
31 to 60 days
Financial instruments [Line Items]
Expected Loss Rate on	7.00%	7.00%
Total Gross Book Value	$ 2,684	$ 1,457
Impairment Estimate	$ 197	$ 108
61 to 90 days
Financial instruments [Line Items]
Expected Loss Rate on	2.00%	6.00%
Total Gross Book Value	$ 3,509	$ 3,336
Impairment Estimate	$ 67	$ 186
Over 90 days
Financial instruments [Line Items]
Expected Loss Rate on	39.00%	81.00%
Total Gross Book Value	$ 3,961	$ 3,873
Impairment Estimate	1,552	3,126
Trade
Financial instruments [Line Items]
Total Gross Book Value	787,667	1,006,982
Impairment Estimate	$ 3,245	$ 4,759